Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (unaudited)
14.	Selected Quarterly Financial Data (unaudited)

The following table contains quarterly financial information for 2014 and 2013. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Quarter Ended (In Thousands, Except Share and per Share amounts)
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Costs and expenses:
Research and development(1)	$14,574	$12,541	$11,649	$6,854	$6,880	$7,138	$6,335	$4,409
General and administrative(2)	5,535	4,081	2,881	2,422	3,521	2,224	972	715

Total costs and expenses	20,109	16,622	14,530	9,276	10,401	9,362	7,307	5,124

Loss from operations	(20,109)	(16,622)	(14,530)	(9,276)	(10,401)	(9,362)	(7,307)	(5,124)
Other (income) expense:
Interest/other income(3)	(43)	(31)	(11)	(9)	(5)	(5)	(8)	(12)
Interest expense(4)	249	272	6	3	(4)	3	5	5
Expense to mark warrants to market	—	—	1,774	1,297	1,272	32	11	109

Net loss	$(20,315)	$(16,863)	$(16,299)	$(10,567)	$(11,664)	$(9,392)	$(7,315)	$(5,226)

Preferred Stock Accretion	—	—	(129)	(181)	(174)	(173)	(172)	(170)
Net loss attributable to common shareholders	$(20,315)	$(16,863)	$(16,428)	$(10,748)	$(11,838)	$(9,565)	$(7,487)	$(5,396)

Net loss per share attributable to common shareholders, basic and diluted	$(0.98)	$(0.81)	$(4.72)	$(6.60)	$(7.38)	$(6.14)	$(4.81)	$(3.46)

Weighted-average common shares used to compute net loss per share attributable to common shareholders, basic and diluted	20,832,475	20,818,794	3,482,340	1,628,976	1,604,490	1,557,643	1,557,643	1,557,643

(1)

Research and development expenses in the quarters ending December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 include medical affairs expenses previously reported as administrative expenses in the amounts of $254, $1,595, $1,673 and $1,618, respectively.

(2)

Administrative expenses in the quarter ended December 31, 2013 include $650 of additional legal and professional fees, incurred primarily in support of our product development, $219 of additional consulting fees in support of medical communications and $174 of additional non-cash option expense to mark to market certain stock options recorded as liabilities.

(3)	Interest income in the quarters ended September 30, 2014 and December 31, 2014 include interest income on invested surplus cash.
(4)	Interest expense in the quarters ended September 30, 2014 and December 31, 2014 include interest expense related to the MidCap Credit Facility initiated in July 2014 (see note 6 above).